Note 12 - Income Taxes - Effective Income Tax (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
“Expected” income taxes (benefit)	$ 1,384,030	$ (1,281,668)	$ (1,191,776)
State income taxes, net of federal benefit	136,875	(139,736)	(12,875)
Meals and Entertainment	1,523	7,317	17,999
Provision to return reconciliation adjustment	(13,721)	350	6,400
Excess tax benefits related to share-based compensation	(9,118)	14,473	(90,603)
Non-deductible officers' compensation	0	0	31,456
Other differences, net	5,646	6,088	3,434
Change in valuation allowance	(479,039)	1,411,217	1,230,160
Total, Net Income Tax Expense (Benefit)	(19,898)	18,041	(5,805)
Paycheck Protection Program CARES Act [Member]
PPP Loan forgiveness	$ (1,046,094)	$ 0	$ 0